Basis of preparation and new accounting standards, interpretations and amendments (Details) £ in Billions	Sep. 30, 2025 GBP (£)
General corporate purpose
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 7.7
Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1.0
Fixed interest rate bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 2.2